Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	80,000,000	55,000,000
Common stock, shares issued	7,577,525	665,842	625,282
Common stock, shares outstanding	7,577,525	665,842	625,282
Series E Preferred Redeemable Convertible Stock
Preferred redeemable convertible stock, shares authorized		10,500,000	10,500,000
Preferred redeemable convertible stock, shares issued	0	8,202,466	8,202,466
Preferred redeemable convertible stock, shares outstanding	0	8,202,466	8,202,466
Preferred redeemable convertible stock, liquidation preference	$ 0	$ 16,274,823	$ 15,545,786
Series F Preferred Redeemable Convertible Stock
Preferred redeemable convertible stock, shares authorized		5,000,000	5,000,000
Preferred redeemable convertible stock, shares issued	0	4,734,374	4,734,374
Preferred redeemable convertible stock, shares outstanding	0	4,734,374	4,734,374
Preferred redeemable convertible stock, liquidation preference	$ 0	$ 10,517,081	$ 10,024,707
Series G Preferred Redeemable Convertible Stock
Preferred redeemable convertible stock, shares authorized		23,500,000	23,500,000
Preferred redeemable convertible stock, shares issued	0	10,334,862	10,118,516
Preferred redeemable convertible stock, shares outstanding	0	10,334,862	10,118,516
Preferred redeemable convertible stock, liquidation preference	$ 0	$ 17,987,553	$ 16,770,164
Series A Preferred Convertible Stock
Preferred convertible stock, shares authorized		313,500	313,500
Preferred convertible stock, shares issued	0	313,500	313,500
Preferred convertible stock, shares outstanding	0	313,500	313,500
Preferred convertible stock, liquidation preference	$ 0	$ 2,416,194	$ 2,328,354
Series B Preferred Convertible Stock
Preferred convertible stock, shares authorized		1,183,330	1,183,330
Preferred convertible stock, shares issued	0	1,157,606	1,157,606
Preferred convertible stock, shares outstanding	0	1,157,606	1,157,606
Preferred convertible stock, liquidation preference	$ 0	$ 5,081,890	$ 5,081,890
Series C Preferred Convertible Stock
Preferred convertible stock, shares authorized		682,000	682,000
Preferred convertible stock, shares issued	0	682,000	682,000
Preferred convertible stock, shares outstanding	0	682,000	682,000
Preferred convertible stock, liquidation preference	$ 0	$ 682,000	$ 682,000
Series D Preferred Convertible Stock
Preferred convertible stock, shares authorized		4,276,003	4,276,003
Preferred convertible stock, shares issued	0	4,091,068	4,091,068
Preferred convertible stock, shares outstanding	0	4,091,068	4,091,068
Preferred convertible stock, liquidation preference	$ 0	$ 4,516,013	$ 4,316,451